Related Party Transactions (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended						12 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Feedstock and Shared Services Agreement	Dec. 31, 2012 Feedstock and Shared Services Agreement	Dec. 31, 2011 Feedstock and Shared Services Agreement	Dec. 31, 2012 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2011 Feedstock and Shared Services Agreement High-pressure steam	Dec. 31, 2010 Feedstock and Shared Services Agreement High-pressure steam	Jun. 30, 2013 Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2012 Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2011 Feedstock and Shared Services Agreement Tail gas	Jun. 30, 2013 Lease Agreement	Jun. 30, 2012 Lease Agreement	Jun. 30, 2013 Lease Agreement	Jun. 30, 2012 Lease Agreement	Dec. 31, 2012 Lease Agreement	Dec. 31, 2011 Lease Agreement	Dec. 31, 2010 Lease Agreement	Jun. 30, 2013 Environmental Agreement Minimum	Dec. 31, 2012 Environmental Agreement Minimum	Jun. 30, 2013 CRRM Feedstock and Shared Services Agreement Tail gas	Jun. 30, 2012 CRRM Feedstock and Shared Services Agreement Tail gas	Jun. 30, 2013 CRRM Feedstock and Shared Services Agreement Tail gas	Jun. 30, 2012 CRRM Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2012 CRRM Feedstock and Shared Services Agreement Tail gas	Dec. 31, 2011 CRRM Feedstock and Shared Services Agreement Tail gas	Jun. 30, 2013 CRNF Feedstock and Shared Services Agreement Hydrogen	Jun. 30, 2012 CRNF Feedstock and Shared Services Agreement Hydrogen	Jun. 30, 2013 CRNF Feedstock and Shared Services Agreement Hydrogen	Jun. 30, 2012 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2012 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2011 CRNF Feedstock and Shared Services Agreement Hydrogen	Dec. 31, 2010 CRNF Feedstock and Shared Services Agreement Hydrogen	Jun. 30, 2013 CRNF CRRM Feedstock and Shared Services Agreement	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement	Jun. 30, 2013 CRNF CRRM Feedstock and Shared Services Agreement Minimum	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Minimum	Jun. 30, 2013 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Jun. 30, 2012 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Jun. 30, 2013 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Jun. 30, 2012 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2011 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Dec. 31, 2010 CRNF CRRM Feedstock and Shared Services Agreement Nitrogen	Apr. 30, 2011 CRNF CRRM Feedstock and Shared Services Agreement Tail gas	Jun. 30, 2013 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Jun. 30, 2012 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Jun. 30, 2013 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Jun. 30, 2012 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Dec. 31, 2012 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Dec. 31, 2011 CRNF CRRM Feedstock and Shared Services Agreement Tank capacity	Jun. 30, 2013 CRNF CRRM Coke Supply Agreement	Jun. 30, 2012 CRNF CRRM Coke Supply Agreement	Jun. 30, 2013 CRNF CRRM Coke Supply Agreement T	Jun. 30, 2012 CRNF CRRM Coke Supply Agreement	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement T	Dec. 31, 2011 CRNF CRRM Coke Supply Agreement	Dec. 31, 2010 CRNF CRRM Coke Supply Agreement	Jun. 30, 2013 CRNF CRRM Coke Supply Agreement Minimum T	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement Minimum T	Jun. 30, 2013 CRNF CRRM Coke Supply Agreement Maximum	Dec. 31, 2012 CRNF CRRM Coke Supply Agreement Maximum	Jun. 30, 2013 CRNF CRRM Lease Agreement	Dec. 31, 2012 CRNF CRRM Lease Agreement	Jun. 30, 2013 CRNF CRRM Lease Agreement Minimum	Dec. 31, 2012 CRNF CRRM Lease Agreement Minimum	Jun. 30, 2013 CRNF CRRM Lease Agreement Maximum item	Dec. 31, 2012 CRNF CRRM Lease Agreement Maximum item	Dec. 31, 2011 CVR Energy, Inc GS, Kelso and the president, chief executive officer and chairman of the board of CVR Energy	Dec. 31, 2010 CVR Energy, Inc GS, Kelso and the president, chief executive officer and chairman of the board of CVR Energy	Dec. 31, 2010 CRLLC J. Aron Terminated derivative contract Interest Rate Swap June 30 2005	Jun. 30, 2005 CRLLC J. Aron Terminated derivative contract Interest Rate Swap June 30 2005 item	Apr. 06, 2010 CRLLC Subsidiary of GS First Priority Credit Facility	Mar. 31, 2010 CRLLC Subsidiary of GS First Priority Credit Facility
Related party transactions
Revenue from related party	$ 2,138,100,000	$ 1,816,173,000	$ 2,337,457,000	$ 2,229,629,000	$ 1,898,485,000	$ 979,478,000	$ 1,284,677,000	$ 1,376,681,000	$ 1,111,978,000	$ 4,412,100,000	$ 4,128,100,000	$ 8,281,744,000	$ 4,752,814,000	$ 3,905,602,000																									$ 100,000	$ 100,000	$ 300,000	$ 100,000	$ 200,000	$ 1,000,000	$ 1,800,000																			$ 2,600,000	$ 2,400,000	$ 5,300,000	$ 4,800,000	$ 9,900,000	$ 11,400,000	$ 4,300,000
Cost of product sold (exclusive of depreciation and amortization)	1,776,600,000	1,476,484,000	1,694,122,000	1,866,245,000	1,630,665,000	849,077,000	1,024,779,000	1,122,763,000	931,001,000	3,582,300,000	3,496,900,000	6,667,516,000	3,927,620,000	3,539,793,000																									4,000,000	0	4,000,000	5,700,000	6,300,000	14,200,000	100,000
Related party liability	11,000,000	404,000				278,000				11,000,000		404,000	278,000		0	400,000	300,000				200,000	200,000	200,000																400,000		400,000		200,000	100,000
Net reimbursed or (paid) direct operating expenses																		10,000	200,000	100,000																	200,000	200,000																1,400,000	1,500,000	800,000						100,000	300,000
Amount paid for direct operating expenses																																	20,000	53,000	100,000	100,000														33,000	400,000	300,000	900,000	0	0	0		100,000	19,000	200,000	100,000		0
Period for payment of cost of installation of pipe																																																									3 years
Percentage of payment agreed to be paid for cost of capital in fourth year																																																									15.00%
Asset included in other current assets	1,300,000	878,000				881,000				1,300,000		878,000	881,000		800,000	400,000	300,000				400,000	500,000	500,000	8,000		8,000		0	0																																							600,000	1,000,000
Asset included in other non-current assets	200,000	355,000				850,000				200,000		355,000	850,000								200,000	400,000	800,000																																									900,000		900,000		600,000
Liability included in other non-current liabilities																					1,200,000	1,300,000	1,500,000
Initial term of agreement																															20 years	20 years														20 years	20 years																			20 years		20 years
Renewal period of agreement																																														5 years	5 years																			5 years		5 years
Notice period for termination of agreement																																																3 years	3 years																						3 years	3 years			180 days	180 days
Percentage of annual production of pet coke to be delivered																																																																		100.00%		100.00%
Annual production of pet coke (in tons)																																																																		500,000		500,000
Monthly production volume of product which allows for the purchasing party the option to purchase any excess at rates stated in the agreement (in tons)																																																																							41,667	41,667
Pet coke price used to calculate the UAN-based price under the related party agreement (in dollars per ton)																																																																		25		25			5	5	40	40
UAN-based netback price, exclusive of transportation cost, under the related party agreement (in dollars per ton)																																																																		205		205
Pet coke price adjustment for every $1.00 change in the UAN netback price, exclusive of transportation cost, used to calculate the UAN-based price under the related party agreement (in dollars per ton)																																																																		0.50		0.50
UAN-based netback price change, exclusive of transportation cost, under the related party agreement (in dollars per ton)																																																																		1.00		1.00
Number of times the agreement can be renewed																																																																															5	5
Additional renewal period of agreement																																																																											1 year	1 year
Notice period for renewal of agreement																																																																													60 days	60 days
Expense incurred related to the use of the office and laboratory space	800,000			800,000						1,600,000	1,500,000	2,900,000	1,400,000	600,000										26,000	26,000	53,000	52,000	100,000	100,000	100,000
Number of Interest Rate Swap Agreements																																																																																				3
Recognized in gain (loss) on derivatives	14,700,000	(57,139,000)	(53,271,000)	(8,069,000)	(19,086,000)	11,116,000	67,000	483,000	(18,848,000)	(37,800,000)	(27,200,000)	(137,565,000)	(7,182,000)	(2,140,000)																																																																					(16,000)
Additional third party fees and expenses associated with the offering																																																																																					2,000,000	900,000
Expenses related to Registration Rights Agreement																																																																																	$ 500,000	$ 700,000